Revenue	12 Months Ended
Mar. 31, 2019
Revenue [Abstract]
Revenue
11)	REVENUE

The Group’s operations and main revenue streams are described in the last and these annual financial statements. The nature and effects of initially applying IFRS 15 on the Group’s consolidated financial statements are disclosed in Note 3.

A. Disaggregation of revenue

The Group has three reportable segments, air ticketing, hotels and packages, and bus ticketing. The Group believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other factors. (refer note 7)

B. Contract balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at April 1, 2018	As at March 31, 2019
Receivables, which are included in ‘Trade and other receivables’	48,983	46,818
Contract assets	221	313
Contract liabilities	59,169	70,335

Non-current	91	84
Current	59,078	70,251
Total contract liabilities	59,169	70,335

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

Changes in contract assets are as follows:

As at March 31, 2019
Balance at the beginning of the year	221
Revenue recognised during the year	313
Invoices raised during the year	(206)
Translation exchange difference	(15)
Balance at the end of the year	313

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations which was earlier classified as "advance from customers", and consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred, and which was earlier classified as deferred revenue.

As at April 1, 2018, USD 57,816 of advance consideration received from customers for travel bookings was reported within contract liabilities, USD 53,972 of which was applied to revenue and USD 3,844 was refunded to customers during the year ended March 31, 2019. As at March 31, 2019, the related balance was USD 63,531.

As at April 1, 2018, USD 1,353 of consideration allocated to customer loyalty programs and advance received from GDS provider for booking of airline tickets in future which is deferred was reported within contract liabilities, USD 1,226 of which was applied to revenue during the year ended March 31, 2019. As at March 31, 2019, the related balance was USD 6,804.

No information is provided about remaining performance obligations at March 31, 2019 that have an original expected duration of one year or less, as allowed by IFRS 15.